May 14, 2014

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	PFM Funds, File No: 811-04933

Ladies and Gentlemen:

On behalf of PFM Funds (the "Trust"), filed herewith pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, is the preliminary proxy statement for the special meeting (the "Meeting") of shareholders of the Trust scheduled to be held on June 23, 2014. At the Meeting, shareholders of the Trust will be asked to vote on the following proposals: (i) to approve new investment advisory agreements between the Trust and PFM Asset Management LLC, the investment adviser of the Trust, on behalf of each of Prime Series and Government Series, the two investment portfolios comprising the Trust; (ii) to elect seven individuals to serve as Trustees on the Board of Trustees of the Trust; and (iii) to transact such other business as may properly come before the Meeting or any adjournment thereof.

Please call the undersigned at 212-756-2533 or Pamela Chen at 212-756-2149 with any comments or questions.

Sincerely,

/s/ Kenneth Gerstein

Kenneth Gerstein